Other Comprehensive Income (Loss) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Other Comprehensive Income Components And Related Taxes [Table Text Block]

Other comprehensive income (loss) components and related taxes were as follows:
	2012	2011	2010
Unrealized Holding Gains on Securities Available-for-Sale	$1,495	$11,829	$891
Reclassification Adjustments for (Gains) Losses Later Realized in Income	(1,667)	(3,024)	—
Net Unrealized Gains	(172)	8,805	891
Amortization of Amounts Included in Net Periodic Pension Costs	31	31	22
Unrecognized Loss on Pension	(109)	(24)	(43)
Unrecognized Gain (Loss) on Postretirement Benefits	(36)	(64)	(293)
Tax Effect	94	(3,105)	(292)
Other Comprehensive Income (Loss)	$(192)	$5,643	$285

Schedule of Accumulated Other Comprehensive Income

The table below summarizes the changes in accumulated other comprehensive income ( loss) by component for the three months ended June 30, 2013, net of tax:

	Unrealized
	Gains and	Defined
	Losses on	Benefit
	Available-for-	Pension	Postretirement
	Sale Securities	Items	Benefit Items	Total
Beginning Balance	$8,407	$(231)	$(61)	$8,115
Other Comprehensive Income (Loss) Before Reclassification	(9,376)	—	—	(9,376)
Amounts Reclassified from Accumulated
Other Comprehensive Income (Loss)	(278)	—	—	(278)
Net Current Period Other Comprehensive Income (Loss)	(9,654)	—	—	(9,654)
Ending Balance	$(1,247)	$(231)	$(61)	$(1,539)

The table below summarizes the changes in accumulated other comprehensive income (loss) by component for the six months ended June 30, 2013, net of tax:

	Unrealized
	Gains and	Defined
	Losses on	Benefit
	Available-for-	Pension	Postretirement
	Sale Securities	Items	Benefit Items	Total
Beginning Balance	$10,643	$(231)	$(61)	$10,351
Other Comprehensive Income (Loss) Before
Reclassification	(11,247)	—	—	(11,247)
Amounts Reclassified from Accumulated
Other Comprehensive Income (Loss)	(643)	—	—	(643)
Net Current Period Other
Comprehensive Income (Loss)	(11,890)	—	—	(11,890)
Ending Balance	$(1,247)	$(231)	$(61)	$(1,539)

The following is a summary of the accumulated other comprehensive income balances, net of tax:

	Balance	Current	Balance
	at	Period	at
	12/31/2011	Change	12/31/2012

Unrealized Gains on Securities Available-for-Sale	$10,767	$(124)	$10,643
Unrecognized Gain (Loss) on Pension Benefits	(184)	(47)	(231)
Unrecognized Gain (Loss) on Postretirement Benefits	(40)	(21)	(61)
Total	$10,543	$(192)	$10,351

Classifications out of accumulated other comprehensive income

The table below summarizes the classifications out of accumulated other comprehensive income (loss) by component for the three months ended June 30, 2013:

	Amount Reclassified From
Details about Accumulated Other	Accumulated Other	Affected Line Item in the Statement
Comprehensive Income (Loss) Components	Comprehensive Income (Loss)	Where Net Income is Presented

Unrealized Gains and Losses on Available-for-Sale Securities	$467	Net Gain on Securities
	189	Income Tax Expense
	278	Net of Tax

Total Reclassifications for the Period	$278

The table below summarizes the classifications out of accumulated other comprehensive income ( loss) by component for the six months ended June 30, 2013:

	Amount Reclassified From
Details about Accumulated Other	Accumulated Other	Affected Line Item in the Statement
Comprehensive Income (Loss) Components	Comprehensive Income (Loss)	Where Net Income is Presented

Unrealized Gains and Losses on Available-for-Sale Securities	$1,080	Net Gain on Securities
	437	Income Tax Expense
	643	Net of Tax

Total Reclassifications for the Period	$643